CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 668,770	$ 444,298
Restricted cash	526,723	480,976
Accounts receivable trade, net of allowance of $32,733 and $29,545 as of December 31, 2018 and 2019, respectively	436,815	498,231
Accounts receivable, unbilled	15,256	38
Amounts due from related parties	31,232	16,740
Inventories	554,070	262,022
Value added tax recoverable	108,920	107,222
Advances to suppliers-current, net of allowance of $5,702 and $7,222 as of December 31, 2018 and 2019, respectively	47,978	37,011
Derivative assets	5,547	4,761
Project assets	604,083	933,563
Prepaid expenses and other current assets	253,542	289,459
Total current assets	3,252,936	3,074,321
Restricted cash	9,927	15,716
Property, plant and equipment, net	1,046,035	884,986
Solar power systems, net	52,957	54,898
Deferred tax assets, net	153,963	121,087
Advances to suppliers, net of allowance of $15,224 and $13,059 as of December 31, 2018 and 2019, respectively	40,897	48,908
Prepaid land use rights	60,836	65,718
Investments in affiliates	152,828	126,095
Intangible assets, net	22,791	14,903
Goodwill		1,005
Derivative assets		3,216
Project assets	483,051	352,200
Right-of-use assets	37,733
Other non-current assets	153,253	129,605
TOTAL ASSETS	5,467,207	4,892,658
Current liabilities:
Short-term borrowings, including long-term borrowings - current portion	933,120	1,027,927
Long-term borrowings on project assets - current	286,173	265,770
Accounts payable	585,601	379,462
Short-term notes payable	544,991	369,722
Amounts due to related parties	10,077	16,847
Other payables	446,454	408,013
Convertible notes		127,428
Advances from customers	134,806	39,024
Derivative liabilities	10,481	13,698
Operating lease liabilities	18,767
Tax equity liabilities		158,496
Other current liabilities	121,527	141,970
Total current liabilities	3,091,997	2,948,357
Accrued warranty costs	55,878	50,605
Long-term borrowings	619,477	393,614
Amounts due to related parties		568
Derivative liabilities	1,841
Liability for uncertain tax positions	15,353	20,128
Deferred tax liabilities	56,463	35,698
Loss contingency accruals	28,513	24,608
Operating lease liabilities	20,718
Financing liabilities	76,575	77,835
Other non-current liabilities	75,334	68,400
TOTAL LIABILITIES	4,042,149	3,619,813
Commitments and contingencies (Note 21)
Equity:
Common shares - no par value: unlimited authorized shares, 59,180,624 and 59,371,684 shares issued and outstanding at December 31, 2018 and 2019, respectively	703,806	702,931
Treasury stock, at cost, nil and 609,516 common shares as of December 31, 2018 and 2019, respectively	(11,845)
Additional paid-in capital	17,179	10,675
Retained earnings	793,601	622,016
Accumulated other comprehensive loss	(109,607)	(110,149)
Total Canadian Solar Inc. shareholders' equity	1,393,134	1,225,473
Non-controlling interests in subsidiaries	31,924	47,372
TOTAL EQUITY	1,425,058	1,272,845
TOTAL LIABILITIES AND EQUITY	$ 5,467,207	$ 4,892,658